UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Special Value Trust

QUARTERLY REPORT

July 31, 2011

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds – 69.8%
Aerospace – 1.6%
BE Aerospace, Inc., 8.5%, 2018		$90,000	$99,304
Bombardier, Inc., 7.5%, 2018 (n)		105,000	117,600
Bombardier, Inc., 7.75%, 2020 (n)		55,000	61,875
CPI International Acquisition, Inc., 8%, 2018 (n)		115,000	109,250
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		208,000	156,000
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	100,000	133,632
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$90,000	92,925

			$770,586

Apparel Manufacturers – 0.2%
Hanesbrands, Inc., 8%, 2016		$50,000	$54,938
Hanesbrands, Inc., 6.375%, 2020		60,000	59,700

			$114,638

Asset-Backed & Securitized – 2.4%
Anthracite Ltd., CDO, 6%, 2037 (z)		$450,000	$202,500
Banc of America Commercial Mortgage, Inc., FRN, 6.247%, 2051 (z)		328,951	167,961
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2049		220,000	129,449
Falcon Franchise Loan LLC, FRN, 3.789%, 2025 (i)(z)		285,045	22,547
JPMorgan Chase Commercial Mortgage Securities Corp., “B”, FRN, 5.741%, 2049		142,189	96,127
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 5.741%, 2049		217,049	125,740
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.059%, 2051		95,000	66,998
JPMorgan Chase Commercial Mortgage Securities Corp., “D”, FRN, 5.741%, 2049		595,809	273,663
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039 (i)(z)		387,687	10,661
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)		225,000	68
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)		300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)		187,000	19
Wachovia Bank Commercial Mortgage Trust, FRN, 5.688%, 2047		142,497	69,343
Wachovia Bank Commercial Mortgage Trust, FRN, 5.748%, 2047		89,972	36,377

			$1,201,483

Automotive – 2.0%
Accuride Corp., 9.5%, 2018		$140,000	$149,450
Allison Transmission, Inc., 7.125%, 2019 (n)		75,000	73,500
Ford Motor Credit Co. LLC, 12%, 2015		445,000	558,722
Goodyear Tire & Rubber Co., 10.5%, 2016		68,000	76,585
Jaguar Land Rover PLC, 8.125%, 2021 (n)		150,000	151,875

			$1,010,132

Basic Industry – 0.2%
Trimas Corp., 9.75%, 2017		$100,000	$110,000

Broadcasting – 4.1%
Allbritton Communications Co., 8%, 2018		$90,000	$92,475
AMC Networks, Inc., 7.75%, 2021 (n)		71,000	74,728
Citadel Broadcasting Corp., 7.75%, 2018 (n)		15,000	16,144
Clear Channel Communications, Inc., 9%, 2021 (n)		70,000	66,150
EH Holding Corp., 7.625%, 2021 (n)		70,000	72,100
Gray Television, Inc., 10.5%, 2015		30,000	31,125
Intelsat Bermuda Ltd., 11.25%, 2017		95,000	101,650
Intelsat Jackson Holdings Ltd., 9.5%, 2016		290,000	304,863
Intelsat Jackson Holdings Ltd., 11.25%, 2016		40,000	42,600
Lamar Media Corp., 6.625%, 2015		75,000	76,031
LBI Media Holdings, Inc., 11%, 2013		140,000	134,400
LBI Media, Inc., 8.5%, 2017 (z)		90,000	70,313
Liberty Media Corp., 8.5%, 2029		95,000	94,525
Local TV Finance LLC, 9.25%, 2015 (p)(z)		227,527	226,958

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Newport Television LLC, 13%, 2017 (n)(p)		$100,131	$97,106
Nexstar Broadcasting Group, Inc., 8.875%, 2017		50,000	52,625
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		55,000	60,500
Sinclair Broadcast Group, Inc., 8.375%, 2018		15,000	15,863
SIRIUS XM Radio, Inc., 13%, 2013 (n)		65,000	76,213
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		105,000	117,075
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)		75,000	79,500
Univision Communications, Inc., 6.875%, 2019 (n)		25,000	24,813
Univision Communications, Inc., 7.875%, 2020 (n)		80,000	82,500
Univision Communications, Inc., 8.5%, 2021 (z)		30,000	29,700

			$2,039,957

Brokerage & Asset Managers – 0.8%
E*TRADE Financial Corp., 7.875%, 2015		$155,000	$158,488
E*TRADE Financial Corp., 12.5%, 2017		190,000	227,050

			$385,538

Building – 1.7%
Associated Materials LLC, 9.125%, 2017		$30,000	$30,300
Building Materials Holding Corp., 7%, 2020 (n)		45,000	47,138
CEMEX S.A., 9.25%, 2020		295,000	272,138
CEMEX S.A.B. de C.V., 9%, 2018 (n)		100,000	94,000
Masonite International Corp., 8.25%, 2021 (n)		40,000	40,300
Nortek, Inc., 10%, 2018 (n)		55,000	55,963
Nortek, Inc., 8.5%, 2021 (n)		105,000	97,913
Owens Corning, 9%, 2019		130,000	158,512
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (z)		45,000	45,788

			$842,052

Business Services – 1.0%
Ceridian Corp., 12.25%, 2015 (p)		$30,000	$30,900
iGate Corp., 9%, 2016 (z)		45,000	45,000
Interactive Data Corp., 10.25%, 2018		150,000	167,250
SunGard Data Systems, Inc., 10.25%, 2015		200,000	207,500
SunGard Data Systems, Inc., 7.375%, 2018		45,000	45,675

			$496,325

Cable TV – 1.9%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$25,000	$25,938
Cablevision Systems Corp., 8.625%, 2017		70,000	77,350
CCH II LLC, 13.5%, 2016		205,000	241,900
CCO Holdings LLC, 7.875%, 2018		25,000	26,875
CCO Holdings LLC, 8.125%, 2020		95,000	104,263
Cequel Communications Holdings, 8.625%, 2017 (n)		60,000	63,825
CSC Holdings LLC, 8.5%, 2014		50,000	55,750
Insight Communications Co., Inc., 9.375%, 2018 (n)		25,000	27,094
Mediacom LLC, 9.125%, 2019		105,000	111,825
Videotron LTEE, 6.875%, 2014		27,000	27,304
Virgin Media Finance PLC, 9.5%, 2016		100,000	112,500
Ziggo Bond Co. B.V., 8%, 2018 (z)	EUR	50,000	73,461

			$948,085

Chemicals – 2.7%
Celanese U.S. Holdings LLC, 6.625%, 2018		$65,000	$70,200
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		120,000	127,200
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		25,000	25,875
Huntsman International LLC, 8.625%, 2021		95,000	105,806

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Lyondell Chemical Co., 11%, 2018	$377,304	$427,297
Momentive Performance Materials, Inc., 12.5%, 2014	163,000	176,855
Momentive Performance Materials, Inc., 11.5%, 2016	167,000	177,855
Polypore International, Inc., 7.5%, 2017	100,000	106,250
Solutia, Inc., 7.875%, 2020	85,000	92,650

		$1,309,988

Computer Software – 0.4%
Lawson Software, Inc., 11.5%, 2018 (z)	$120,000	$117,600
Syniverse Holdings, Inc., 9.125%, 2019 (n)	70,000	73,238

		$190,838

Computer Software - Systems – 0.3%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$95,000	$104,025
Eagle Parent, Inc., 8.625%, 2019 (n)	55,000	52,800

		$156,825

Conglomerates – 1.0%
Amsted Industries, Inc., 8.125%, 2018 (n)	$105,000	$110,513
Dynacast International LLC, 9.25%, 2019 (z)	75,000	76,781
Griffon Corp., 7.125%, 2018 (n)	110,000	109,725
Pinafore LLC, 9%, 2018 (n)	180,000	196,650

		$493,669

Construction – 0.0%
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021 (n)	$3,000	$3,150

Consumer Products – 0.7%
ACCO Brands Corp., 10.625%, 2015	$15,000	$16,744
Easton-Bell Sports, Inc., 9.75%, 2016	85,000	93,819
Elizabeth Arden, Inc., 7.375%, 2021	65,000	67,600
Libbey Glass, Inc., 10%, 2015	77,000	83,545
Visant Corp., 10%, 2017	95,000	98,206

		$359,914

Consumer Services – 0.7%
Realogy Corp., 10.5%, 2014	$28,000	$27,580
Realogy Corp., 11.5%, 2017	90,000	90,900
Service Corp. International, 7%, 2019	200,000	213,500

		$331,980

Containers – 1.2%
Exopack Holding Corp., 10%, 2018 (z)	$70,000	$70,350
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	70,000	71,750
Owens-Illinois, Inc., 7.375%, 2016	130,000	142,025
Packaging Dynamics Corp., 8.75%, 2016 (z)	40,000	41,200
Reynolds Group, 7.125%, 2019 (n)	275,000	267,438

		$592,763

Defense Electronics – 0.2%
Ducommun, Inc., 9.75%, 2018 (n)	$54,000	$55,485
ManTech International Corp., 7.25%, 2018	20,000	20,875

		$76,360

Electronics – 0.6%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$66,000	$73,590
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	70,000	76,300
Freescale Semiconductor, Inc., 8.05%, 2020 (z)	90,000	90,675
Sensata Technologies B.V., 6.5%, 2019 (n)	75,000	75,750

		$316,315

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 0.7%
Banco de la Provincia de Buenos Aires, 11.75%, 2015 (n)	$124,000	$129,332
OAO Gazprom, 9.625%, 2013	60,000	66,750
Petroleos de Venezuela S.A., 5.25%, 2017	250,000	161,000

		$357,082

Emerging Market Sovereign – 0.2%
Republic of Venezuela, 7%, 2038	$160,000	$93,600

Energy - Independent – 4.5%
ATP Oil & Gas Corp., 11.875%, 2015	$100,000	$102,000
Berry Petroleum Co., 10.25%, 2014	85,000	97,113
Bill Barrett Corp., 9.875%, 2016	95,000	107,350
Carrizo Oil & Gas, Inc., 8.625%, 2018	90,000	95,850
Chaparral Energy, Inc., 8.875%, 2017	130,000	133,900
Concho Resources, Inc., 8.625%, 2017	25,000	27,500
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	90,000	86,625
Denbury Resources, Inc., 8.25%, 2020	50,000	55,250
Energy XXI Gulf Coast, Inc., 9.25%, 2017	100,000	107,750
EXCO Resources, Inc., 7.5%, 2018	110,000	109,450
Harvest Operations Corp., 6.875%, 2017 (n)	30,000	31,275
Newfield Exploration Co., 6.625%, 2016	50,000	51,563
OPTI Canada, Inc., 8.25%, 2014 (d)	355,000	229,419
Pioneer Natural Resources Co., 6.875%, 2018	105,000	115,494
Pioneer Natural Resources Co., 7.5%, 2020	105,000	120,930
Plains Exploration & Production Co., 7%, 2017	150,000	156,750
QEP Resources, Inc., 6.875%, 2021	80,000	86,800
Quicksilver Resources, Inc., 9.125%, 2019	190,000	209,950
SandRidge Energy, Inc., 8%, 2018 (n)	200,000	212,000
W&T Offshore, Inc., 8.5%, 2019 (n)	65,000	67,519
Whiting Petroleum Corp., 6.5%, 2018	20,000	20,600

		$2,225,088

Energy - Integrated – 0.2%
CCL Finance Ltd., 9.5%, 2014 (n)	$105,000	$120,619

Engineering - Construction – 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (z)	$85,000	$85,850

Entertainment – 0.8%
AMC Entertainment, Inc., 8.75%, 2019	$200,000	$212,500
AMC Entertainment, Inc., 9.75%, 2020	55,000	55,000
Cinemark USA, Inc., 8.625%, 2019	75,000	81,938
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	45,000	48,656

		$398,094

Financial Institutions – 4.5%
CIT Group, Inc., 7%, 2016	$295,000	$295,738
CIT Group, Inc., 7%, 2017	480,000	481,200
CIT Group, Inc., 6.625%, 2018 (n)	119,000	125,545
Credit Acceptance Corp., 9.125%, 2017	60,000	63,600
Credit Acceptance Corp., 9.125%, 2017 (z)	35,000	37,013
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	155,000	158,875
International Lease Finance Corp., 8.75%, 2017	105,000	117,338
International Lease Finance Corp., 7.125%, 2018 (n)	137,000	145,905
International Lease Finance Corp., 8.25%, 2020	25,000	27,813
Nationstar Mortgage LLC, 10.875%, 2015 (n)	320,000	334,400
SLM Corp., 8%, 2020	255,000	279,392

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Financial Institutions – continued
Springleaf Finance Corp., 6.9%, 2017		$175,000	$163,844

			$2,230,663

Food & Beverages – 1.1%
ARAMARK Corp., 8.5%, 2015		$105,000	$109,200
B&G Foods, Inc., 7.625%, 2018		75,000	80,250
Constellation Brands, Inc., 7.25%, 2016		55,000	60,638
Pinnacle Foods Finance LLC, 9.25%, 2015		130,000	134,875
Pinnacle Foods Finance LLC, 10.625%, 2017		40,000	43,000
Pinnacle Foods Finance LLC, 8.25%, 2017		30,000	31,613
TreeHouse Foods, Inc., 7.75%, 2018		80,000	85,500

			$545,076

Forest & Paper Products – 1.1%
Boise, Inc., 8%, 2020		$105,000	$110,513
Cascades, Inc., 7.75%, 2017		70,000	72,450
Georgia-Pacific Corp., 8%, 2024		50,000	61,656
Georgia-Pacific Corp., 7.25%, 2028		30,000	34,748
Graphic Packaging Holding Co., 7.875%, 2018		65,000	70,525
JSG Funding PLC, 7.75%, 2015		30,000	30,600
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		10,000	8,700
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	50,000	73,282
Tembec Industries, Inc., 11.25%, 2018		$35,000	37,275
Xerium Technologies, Inc., 8.875%, 2018 (z)		65,000	62,725

			$562,474

Gaming & Lodging – 3.7%
American Casinos, Inc., 7.5%, 2021 (n)		$110,000	$114,400
Boyd Gaming Corp., 7.125%, 2016		110,000	102,850
Firekeepers Development Authority, 13.875%, 2015 (n)		190,000	218,928
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		290,000	145
GWR Operating Partnership LLP, 10.875%, 2017		85,000	92,438
Harrah’s Operating Co., Inc., 11.25%, 2017		165,000	181,706
Harrah’s Operating Co., Inc., 10%, 2018		66,000	57,255
Harrah’s Operating Co., Inc., 10%, 2018		160,000	143,200
Host Hotels & Resorts, Inc., 9%, 2017		30,000	33,638
MGM Mirage, 10.375%, 2014		20,000	22,850
MGM Resorts International, 11.375%, 2018		210,000	243,600
MGM Resorts International, 9%, 2020		45,000	50,063
MTR Gaming Group, Inc., 9%, 2012		80,000	79,730
Penn National Gaming, Inc., 8.75%, 2019		160,000	176,400
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)		75,000	78,188
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		55,000	61,463
Station Casinos, Inc., 6.5%, 2014 (d)		345,000	35
Station Casinos, Inc., 6.875%, 2016 (d)		565,000	57
Station Casinos, Inc., 7.75%, 2016 (d)		72,000	7
Wyndham Worldwide Corp., 7.375%, 2020		50,000	56,694
Wynn Las Vegas LLC, 7.75%, 2020		100,000	110,500

			$1,824,147

Industrial – 0.6%
Altra Holdings, Inc., 8.125%, 2016		$70,000	$75,250
Hillman Group, Inc., 10.875%, 2018		55,000	59,813
Hillman Group, Inc., 10.875%, 2018 (z)		30,000	32,625
Mueller Water Products, Inc., 7.375%, 2017		44,000	42,020

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Industrial – continued
Mueller Water Products, Inc., 8.75%, 2020		$82,000	$89,380

			$299,088

Insurance – 0.5%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$290,000	$262,450

Insurance - Property & Casualty – 1.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$235,000	$310,788
USI Holdings Corp., 9.75%, 2015 (z)		185,000	183,150
XL Group PLC, 6.5% to 2017, FRN to 2049		170,000	158,738

			$652,676

International Market Sovereign – 0.3%
Republic of Ireland, 4.5%, 2020	EUR	60,000	$55,884
Republic of Ireland, 5.4%, 2025	EUR	120,000	112,435

			$168,319

Machinery & Tools – 0.4%
Case Corp., 7.25%, 2016		$50,000	$55,000
Case New Holland, Inc., 7.875%, 2017 (n)		95,000	107,588
RSC Equipment Rental, Inc., 8.25%, 2021		45,000	46,463

			$209,051

Major Banks – 1.1%
Bank of America Corp., 8% to 2018, FRN to 2049		$325,000	$334,721
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		165,000	142,313
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)		100,000	88,750

			$565,784

Medical & Health Technology & Services – 4.3%
Biomet, Inc., 10.375%, 2017 (p)		$50,000	$54,500
Biomet, Inc., 11.625%, 2017		115,000	126,644
CDRT Merger Sub, Inc., 8.125%, 2019 (n)		35,000	35,000
Examworks Group, Inc., 9%, 2019 (z)		60,000	61,800
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		120,000	136,200
HCA, Inc., 9%, 2014		320,000	347,200
HCA, Inc., 8.5%, 2019		100,000	110,250
HealthSouth Corp., 8.125%, 2020		155,000	167,788
Surgical Care Affiliates, Inc., 10%, 2017 (n)		185,000	189,625
Teleflex, Inc., 6.875%, 2019		50,000	51,500
United Surgical Partners International, Inc., 8.875%, 2017		60,000	62,400
United Surgical Partners International, Inc., 9.25%, 2017 (p)		80,000	83,800
Universal Hospital Services, Inc., 8.5%, 2015 (p)		185,000	191,013
Universal Hospital Services, Inc., FRN, 3.777%, 2015		35,000	33,075
Vanguard Health Systems, Inc., 0%, 2016		2,000	1,330
Vanguard Health Systems, Inc., 8%, 2018		115,000	117,875
VWR Funding, Inc., 10.25%, 2015 (p)		221,812	233,457
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)		100,000	103,500

			$2,106,957

Metals & Mining – 1.4%
Arch Coal, Inc., 7%, 2019 (n)		$40,000	$41,900
Arch Coal, Inc., 7.25%, 2020		45,000	47,081
Berau Capital Resources, 12.5%, 2015 (n)		150,000	175,875
Cloud Peak Energy, Inc., 8.25%, 2017		100,000	107,000
Cloud Peak Energy, Inc., 8.5%, 2019		85,000	91,906
Consol Energy, Inc., 8%, 2017		75,000	82,688
Consol Energy, Inc., 8.25%, 2020		50,000	55,625

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis, Inc., 8.375%, 2017	$55,000	$59,881
Novelis, Inc., 8.75%, 2020	25,000	27,813

		$689,769

Natural Gas - Pipeline – 1.3%
Atlas Pipeline Partners LP, 8.75%, 2018	$115,000	$123,625
Crosstex Energy, Inc., 8.875%, 2018	110,000	119,625
El Paso Corp., 7%, 2017	105,000	121,600
El Paso Corp., 7.75%, 2032	55,000	65,325
Energy Transfer Equity LP, 7.5%, 2020	170,000	181,900
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	40,000	42,150

		$654,225

Network & Telecom – 1.6%
CenturyLink, Inc., 7.6%, 2039	$40,000	$40,334
Cincinnati Bell, Inc., 8.25%, 2017	30,000	30,450
Cincinnati Bell, Inc., 8.75%, 2018	240,000	229,800
Citizens Communications Co., 9%, 2031	40,000	41,350
Frontier Communications Corp., 8.125%, 2018	115,000	126,213
Nortel Networks Corp., 10.75%, 2016 (d)	35,000	39,594
Qwest Communications International, Inc., 7.125%, 2018 (n)	105,000	112,350
Windstream Corp., 8.125%, 2018	20,000	21,400
Windstream Corp., 7.75%, 2020	85,000	90,100
Windstream Corp., 7.75%, 2021	40,000	42,400

		$773,991

Oil Services – 1.6%
Afren PLC, 11.5%, 2016 (n)	$200,000	$216,260
Edgen Murray Corp., 12.25%, 2015	150,000	152,250
Expro Finance Luxembourg, 8.5%, 2016 (n)	110,000	110,275
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	155,000	161,200
Pioneer Drilling Co., 9.875%, 2018	135,000	144,788

		$784,773

Oils – 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$100,000	$100,750

Other Banks & Diversified Financials – 1.2%
Capital One Financial Corp., 10.25%, 2039	$130,000	$137,540
CenterCredit International B.V., 8.625%, 2014	100,000	101,000
LBG Capital No.1 PLC, 7.875%, 2020 (n)	100,000	93,750
Santander UK PLC, 8.963% to 2030, FRN to 2049	224,000	241,920

		$574,210

Pollution Control – 0.2%
WCA Waste Corp., 7.5%, 2019 (n)	$100,000	$100,000

Printing & Publishing – 0.6%
American Media, Inc., 13.5%, 2018 (z)	$23,764	$25,130
McClatchy Co., 11.5%, 2017	85,000	89,888
Morris Publishing Group LLC, 10%, 2014	61,262	56,821
Nielsen Finance LLC, 11.5%, 2016	62,000	72,075
Nielsen Finance LLC, 7.75%, 2018 (n)	45,000	47,700

		$291,614

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015	$75,000	$80,625

Real Estate – 0.5%
CB Richard Ellis Group, Inc., 11.625%, 2017	$120,000	$138,900

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate – continued
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (n)	$50,000	$45,625
Kennedy Wilson, Inc., 8.75%, 2019 (n)	65,000	65,000

		$249,525

Retailers – 2.1%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	$75,000	$75,188
J. Crew Group, Inc., 8.125%, 2019 (n)	55,000	53,213
Limited Brands, Inc., 6.9%, 2017	75,000	81,000
Limited Brands, Inc., 6.95%, 2033	40,000	37,000
Neiman Marcus Group, Inc., 10.375%, 2015	185,000	193,788
QVC, Inc., 7.375%, 2020 (n)	50,000	55,125
Sally Beauty Holdings, Inc., 10.5%, 2016	230,000	246,100
Toys “R” Us Property Co. II LLC, 8.5%, 2017	60,000	64,200
Toys “R” Us, Inc., 10.75%, 2017	140,000	157,500
Yankee Holdings Corp., 10.25%, 2016 (n)(p)	50,000	50,500

		$1,013,614

Specialty Stores – 0.4%
Michaels Stores, Inc., 11.375%, 2016	$125,000	$133,594
Michaels Stores, Inc., 7.75%, 2018	75,000	75,000

		$208,594

Telecommunications - Wireless – 3.2%
Clearwire Corp., 12%, 2015 (n)	$310,000	$316,588
Cricket Communications, Inc., 7.75%, 2016	95,000	101,294
Cricket Communications, Inc., 7.75%, 2020	50,000	49,625
Crown Castle International Corp., 9%, 2015	80,000	87,600
Crown Castle International Corp., 7.125%, 2019	50,000	53,313
Digicel Group Ltd., 10.5%, 2018 (n)	265,000	296,138
MetroPCS Wireless, Inc., 7.875%, 2018	90,000	95,738
Nextel Communications, Inc., 7.375%, 2015	0	0
NII Holdings, Inc., 10%, 2016	95,000	109,488
NII Holdings, Inc., 7.625%, 2021	75,000	78,750
SBA Communications Corp., 8.25%, 2019	35,000	37,800
Sprint Capital Corp., 6.875%, 2028	80,000	76,000
Sprint Nextel Corp., 8.375%, 2017	140,000	152,950
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	100,000	110,875

		$1,566,159

Telephone Services – 0.1%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$45,000	$47,363

Transportation – 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$47,000	$47,118

Transportation - Services – 1.9%
ACL I Corp., 10.625%, 2016 (p)(z)	$130,000	$112,699
American Petroleum Tankers LLC, 10.25%, 2015	83,000	85,905
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	66,881	64,875
Commercial Barge Line Co., 12.5%, 2017	205,000	229,088
Hertz Corp., 8.875%, 2014	19,000	19,499
Hertz Corp., 7.5%, 2018 (n)	70,000	72,275
Hertz Corp., 7.375%, 2021 (n)	55,000	56,238
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	80,000	77,400
Navios Maritime Acquisition Corp., 8.625%, 2017	45,000	43,538
Swift Services Holdings, Inc., 10%, 2018	155,000	166,819

		$928,336

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 4.0%
AES Corp., 8%, 2017	$175,000	$189,000
Calpine Corp., 8%, 2016 (n)	125,000	135,000
Calpine Corp., 7.875%, 2020 (n)	120,000	126,600
Covanta Holding Corp., 7.25%, 2020	75,000	81,395
Dynegy Holdings, Inc., 7.5%, 2015	40,000	29,000
Dynegy Holdings, Inc., 7.75%, 2019	225,000	153,000
Edison Mission Energy, 7%, 2017	175,000	133,000
EDP Finance B.V., 6%, 2018 (n)	100,000	89,214
Energy Future Holdings Corp., 10%, 2020	180,000	189,026
Energy Future Holdings Corp., 10%, 2020	270,000	284,889
GenOn Energy, Inc., 9.875%, 2020	210,000	221,550
NGC Corp. Capital Trust, 8.316%, 2027 (a)	275,000	123,750
NRG Energy, Inc., 8.25%, 2020	145,000	149,350
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	90,000	83,250

		$1,988,024

Total Bonds		$34,556,306

Floating Rate Loans (g)(r) – 0.5%
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$64,362	$63,718

Broadcasting – 0.2%
Gray Television, Inc., Term Loan B, 3.69%, 2014	$49,514	$48,375
Local TV Finance LLC, Term Loan B, 2.19%, 2013	9,760	9,485
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	57,673	57,925

		$115,785

Building – 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$5,372	$5,515

Gaming & Lodging – 0.2%
MGM Mirage, Term Loan, 7%, 2014	$70,556	$69,101

Total Floating Rate Loans		$254,119

Common Stocks – 23.7%
Automotive – 0.9%
Accuride Corp. (a)	2,414	$27,640
Johnson Controls, Inc.	11,100	410,145

		$437,785

Broadcasting – 1.0%
New Young Broadcasting Holding Co., Inc. (a)	26	$70,200
Viacom, Inc., “B”	8,810	426,580

		$496,780

Brokerage & Asset Managers – 0.6%
Charles Schwab Corp.	17,970	$268,292

Chemicals – 1.5%
3M Co.	3,170	$276,234
Celanese Corp.	8,170	450,412

		$726,646

Computer Software - Systems – 0.9%
Hewlett-Packard Co.	6,520	$229,243
International Business Machines Corp.	1,160	210,946

		$440,189

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.8%
Avon Products, Inc.	14,010	$367,482

Electrical Equipment – 0.9%
Danaher Corp.	9,480	$465,563

Energy - Independent – 2.2%
Apache Corp.	4,570	$565,400
Noble Energy, Inc.	5,440	542,259

		$1,107,659

Energy - Integrated – 1.8%
EQT Corp.	3,720	$236,146
Exxon Mobil Corp.	7,910	631,139

		$867,285

General Merchandise – 1.4%
Kohl’s Corp.	6,500	$355,615
Target Corp.	6,740	347,043

		$702,658

Insurance – 0.8%
Prudential Financial, Inc.	6,940	$407,239

Leisure & Toys – 0.4%
Hasbro, Inc.	5,320	$210,459

Major Banks – 2.1%
Bank of America Corp.	20,580	$199,832
Bank of New York Mellon Corp.	8,850	222,224
Goldman Sachs Group, Inc.	2,130	287,486
JPMorgan Chase & Co.	8,500	343,825

		$1,053,367

Medical Equipment – 1.8%
Becton, Dickinson & Co.	2,930	$244,977
Thermo Fisher Scientific, Inc. (a)	10,960	658,586

		$903,563

Metals & Mining – 0.2%
Cliffs Natural Resources, Inc.	1,060	$95,209

Natural Gas - Distribution – 0.5%
AGL Resources, Inc.	6,520	$266,016

Other Banks & Diversified Financials – 1.1%
TCF Financial Corp.	16,840	$214,205
Visa, Inc., “A”	3,940	337,028

		$551,233

Pharmaceuticals – 0.7%
Abbott Laboratories	6,740	$345,897

Printing & Publishing – 0.2%
American Media Operations, Inc. (a)	6,090	$96,039
Golden Books Family Entertainment, Inc. (a)	53,266	0

		$96,039

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	180	$10,215

Specialty Chemicals – 0.8%
Airgas, Inc.	5,590	$384,033

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.8%
Vodafone Group PLC, ADR			14,660	$411,946

Telephone Services – 0.6%
Adelphia Business Solutions, Inc. (a)			40,000	$0
CenturyLink, Inc.			8,130	301,704

				$301,704

Tobacco – 0.6%
Reynolds American, Inc.			8,340	$293,568

Trucking – 0.5%
United Parcel Service, Inc., “B”			3,660	$253,345

Utilities - Electric Power – 0.6%
American Electric Power Co., Inc.			7,350	$270,921

Total Common Stocks				$11,735,093

Convertible Preferred Stocks – 0.5%
Automotive – 0.3%
General Motors Co., 4.75%			$2,560	$118,298

Insurance – 0.2%
MetLife, Inc., 5%			$1,360	$105,998

Total Convertible Preferred Stocks				$224,296

Preferred Stocks – 0.6%
Other Banks & Diversified Financials – 0.6%
Ally Financial, Inc., 7% (n)			60	$54,510
Ally Financial, Inc., “A”, 8.5%			7,328	180,415
GMAC Capital Trust I, 8.125%			3,325	85,187

Total Preferred Stocks				$320,112

	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	21	$56,700

Total Warrants				$56,700

Money Market Funds (v) – 3.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value			1,537,363	$1,537,363

Total Investments				$48,683,989

Other Assets, Less Liabilities – 1.7%				830,262

Net Assets – 100.0%				$49,514,251

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	The rate shown represents a current effective yield, not a coupon rate.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,540,626, representing 17.2% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$127,888	$112,699
American Media, Inc., 13.5%, 2018	12/22/10	24,126	25,130
Anthracite Ltd., CDO, 6%, 2037	5/14/02	421,213	202,500
B-Corp. Merger Sub, Inc., 8.25%, 2019	5/17/11 - 6/06/11	85,345	85,850
Banc of America Commercial Mortgage, Inc., FRN, 6.247%, 2051	6/19/08	240,126	167,961
Credit Acceptance Corp., 9.125%, 2017	2/28/11	36,981	37,013
Dynacast International LLC, 9.25%, 2019	7/12/11 - 7/15/11	75,897	76,781
Examworks Group, Inc., 9%, 2019	7/14/11 - 7/15/11	60,673	61,800
Exopack Holding Corp., 10%, 2018	5/25/11	70,197	70,350
Falcon Franchise Loan LLC, FRN, 3.789%, 2025	1/29/03	24,335	22,547
Freescale Semiconductor, Inc., 8.05%, 2020	7/06/11	90,373	90,675
Heckler & Koch GmbH, 9.5%, 2018	5/06/11	141,791	133,632
Hillman Group, Inc., 10.875%, 2018	3/11/11	32,668	32,625
LBI Media, Inc., 8.5%, 2017	7/18/07	88,965	70,313
Lawson Software, Inc., 11.5%, 2018	7/21/11 - 7/26/11	119,569	117,600
Local TV Finance LLC, 9.25%, 2015	11/13/07 - 2/16/11	223,398	226,958
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11	8,650	8,700
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039	7/20/04	9,800	10,661
Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/11	81,760	77,400
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	40,654	41,200
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	127,734	68
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	187,576	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	114,513	19
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017	7/22/11 - 7/25/11	46,098	45,788
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11 - 7/11/11	76,779	78,188
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	186,346	183,150
Univision Communications, Inc., 8.5%, 2021	7/26/11	30,037	29,700
Xerium Technologies, Inc., 8.875%, 2018	5/20/11	65,000	62,725
Ziggo Bond Co. B.V., 8%, 2018	7/21/11	74,947	73,461
iGate Corp., 9%, 2016	7/26/11 - 7/27/11	45,562	45,000

Total Restricted Securities			$2,190,524
% of Net assets			4.4%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Special Value Trust

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts.

MFS Special Value Trust

Supplemental Information (Unaudited) 7/31/11 - continued

The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$11,636,591	$191,625	$96,039	$11,924,255
United Kingdom	411,946	—	—	411,946
Non-U.S. Sovereign Debt	—	619,001	—	619,001
Corporate Bonds	—	28,003,325	—	28,003,325
Commercial Mortgage-Backed Securities	—	998,866	—	998,866
Asset-Backed Securities (including CDOs)	—	202,617	—	202,617
Foreign Bonds	—	4,732,497	—	4,732,497
Floating Rate Loans	—	254,119	—	254,119
Mutual Funds	1,537,363	—	—	1,537,363

Total Investments	$13,585,900	$35,002,050	$96,039	$48,683,989

Other Financial Instruments
Futures	$(3,683)	$—	$—	$(3,683)
Foreign Forward Currency Exchange Contracts	—	(858)	—	(858)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds	Total
Balance as of 10/31/10	$24,298	$0	$24,298
Accrued discounts/premiums	—	—	—
Realized gain (loss)	(8,496)	(247,749)	(256,245)
Change in unrealized appreciation (depreciation)	(15,802)	247,749	231,947
Transfers into level 3	96,039	—	96,039

Balance as of 7/31/11	$96,039	$—	$96,039

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2011 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$49,384,225

Gross unrealized appreciation	$3,296,328
Gross unrealized depreciation	(3,996,564)

Net unrealized appreciation (depreciation)	$(700,236)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Special Value Trust

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Derivative Contracts at 7/31/11

Forward Foreign Currency Exchange Contracts at 7/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclay’s Bank PLC	52,914	10/12/11	$76,038	$75,902	$136
Liability Derivatives
SELL	EUR	UBS AG	281,565	10/12/11	$402,896	$403,890	$(994)

Futures Contracts Outstanding at 7/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	1	$128,125	September-2011	$(3,683)

At July 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	728,610	11,220,506	(10,411,753)	1,537,363

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,568	$1,537,363

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: September 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: September 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2011

*	Print name and title of each signing officer under his or her signature.